NON-RECOURSE BORROWINGS - Schedule of Non-recourse borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	$ 10,768	$ 8,423
Property-specific borrowings	128,556	127,869
Non-recourse borrowings of managed entities	$ 139,324	$ 136,292